INVESTMENTS (Details 9) (USD $)	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 26, 2006
Investments accounted for under the cost method	$ 1,050,000	$ 1,050,000	$ 766,598	$ 766,598	$ 250,000
Chanticleer Investors, LLC [Member]
Investments accounted for under the cost method	800,000	800,000	500,000
Edison Nation LLC [Member]
Investments accounted for under the cost method	250,000	250,000	250,000
Chanticleer Investors II, LLC [Member]
Investments accounted for under the cost method		$ 0	$ 16,598